SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of the calculation of basic and diluted net loss per common share

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

				For the Period
				from December 18,
				2019
	Three Months	Three Months	Nine Months	(inception)
	Ended	Ended	Ended	Through
	March 31, 2021	March 31, 2020	March 31, 2021	March 31, 2020
Redeemable Common Stock	$	$	$	$
Numerator: Earnings allocable to Redeemable Common Stock
Interest Income	14,752	—	19,593	—
Income and Franchise Tax	(14,752)	—	(19,593)	—
Net earnings	—	—	—	—
Denominator: Weighted Average Redeemable Common Stock Redeemable Common Stock, Basic and Diluted	8,009,041	—	8,009,041	—
Earnings/Basic and Diluted Redeemable Common Stock	0.00	—	0.00	—

Non-Redeemable Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net loss	(105,139)	—	(185,762)	(1,000)
Redeemable earnings	—	—	—	—
Non-Redeemable Net Loss	(105,139)	—	(185,762)	(1,000)
Denominator: Weighted Average Non-Redeemable Common Stock Non-Redeemable Common Stock, Basic and Diluted	1,990,948	1,875,000	1,913,085	1,875,000
Loss/Basic and Diluted Non-Redeemable Common Stock	(0.05)	(0.00)	(0.10)	0.00